Notes to the consolidated statements of income - Reconciliation of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net income attributable to shareholders of FME AG	€ 213,027	€ 84,351	€ 471,014	€ 311,072
Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,413,449
Basic earnings per share	€ 0.73	€ 0.29	€ 1.61	€ 1.06
Diluted earnings per share	€ 0.73	€ 0.29	€ 1.61	€ 1.06